Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.2%)
U.S. Government Securities (5.2%)
[1]	United States Treasury Note/Bond	0.125%	1/31/23	170,250	168,521
	United States Treasury Note/Bond	1.625%	4/30/23	170,250	167,909
	United States Treasury Note/Bond	3.000%	7/31/24	29,450	28,663
	United States Treasury Note/Bond	4.250%	9/30/24	14,425	14,353
[1,2]	United States Treasury Note/Bond	3.125%	8/15/25	122,130	117,932
[2]	United States Treasury Note/Bond	3.500%	9/15/25	427,860	417,097
	United States Treasury Note/Bond	2.750%	7/31/27	58,880	55,044
	United States Treasury Note/Bond	4.125%	9/30/27	80,000	79,550
[1]	United States Treasury Note/Bond	2.625%	7/31/29	59,110	53,661
	United States Treasury Note/Bond	3.875%	9/30/29	60,100	59,029
	United States Treasury Note/Bond	2.750%	8/15/32	36,635	32,788
	United States Treasury Note/Bond	4.500%	5/15/38	3,200	3,295
	United States Treasury Note/Bond	3.250%	5/15/42	2,357	1,993
	United States Treasury Note/Bond	3.000%	8/15/52	1,859	1,488
Total U.S. Government and Agency Obligations (Cost $1,223,501)					1,201,323
Corporate Bonds (86.1%)
Communications (16.2%)
[3,4]	Altice France SA	2.125%	2/15/25	11,415	9,896
[3]	Altice France SA	8.125%	2/1/27	600	550
[3]	Altice France SA	5.500%	1/15/28	19,790	15,702
[3]	Altice France SA	5.125%	7/15/29	90,970	68,575
[3]	Banijay Entertainment SASU	5.375%	3/1/25	25,380	23,535
	Belo Corp.	7.750%	6/1/27	29,475	29,048
	Belo Corp.	7.250%	9/15/27	19,847	19,347
[3]	Cable One Inc.	4.000%	11/15/30	25,980	21,116
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	40,424	38,864
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	44,002	40,771
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	10,245	9,160
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	37,054
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	85,720	69,667
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	86,865	68,621
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	7,000	5,612
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	136,793	107,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	16,820	12,812
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	17,800	13,071
[3]	CSC Holdings LLC	5.500%	4/15/27	57,820	54,458
[3]	CSC Holdings LLC	6.500%	2/1/29	35,323	33,258
[3]	CSC Holdings LLC	4.125%	12/1/30	84,978	66,765
[3]	CSC Holdings LLC	4.625%	12/1/30	10,425	7,511
[3]	CSC Holdings LLC	3.375%	2/15/31	82,190	59,617
[3]	CSC Holdings LLC	4.500%	11/15/31	144,170	112,269
[3]	CSC Holdings LLC	5.000%	11/15/31	27,270	19,754
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	22,140	19,926
	DISH DBS Corp.	5.000%	3/15/23	48,242	47,638
	DISH DBS Corp.	5.875%	11/15/24	87,950	81,117
	DISH DBS Corp.	7.750%	7/1/26	57,610	48,668
[3]	DISH DBS Corp.	5.250%	12/1/26	2,920	2,535
	DISH DBS Corp.	7.375%	7/1/28	70,315	53,449
[3]	DISH DBS Corp.	5.750%	12/1/28	40,625	32,788
	DISH DBS Corp.	5.125%	6/1/29	22,735	15,367
	Embarq Corp.	7.995%	6/1/36	30,150	12,201
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	26,240	24,339
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	156,314	136,755
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	48,887	40,297
	Frontier Communications Holdings LLC	5.875%	11/1/29	108,903	85,602
[3]	Frontier Communications Holdings LLC	6.000%	1/15/30	41,403	32,345
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	76,260	63,207
[3]	Iliad Holding SAS	6.500%	10/15/26	17,850	16,545
[3]	Iliad Holding SAS	7.000%	10/15/28	16,550	14,970
	Lamar Media Corp.	3.750%	2/15/28	30,000	26,220
	Lamar Media Corp.	4.875%	1/15/29	2,920	2,642
	Lamar Media Corp.	4.000%	2/15/30	75,500	64,036
	Lamar Media Corp.	3.625%	1/15/31	59,108	48,174
[3]	Level 3 Financing Inc.	3.625%	1/15/29	19,482	14,866
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	48,430
	Netflix Inc.	4.875%	4/15/28	21,485	20,422
	Netflix Inc.	5.875%	11/15/28	19,538	19,408
	Netflix Inc.	6.375%	5/15/29	12,655	12,906
[3]	News Corp.	3.875%	5/15/29	18,190	15,638
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	32,550	32,219
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	19,184
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	10,100	8,303
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	86,818	71,637
	Paramount Global Inc.	6.250%	2/28/57	33,146	28,085
	Paramount Global Inc.	6.375%	3/30/62	33,700	28,715
	Quebecor Media Inc.	5.750%	1/15/23	123,547	123,543
[3]	ROBLOX Corp.	3.875%	5/1/30	94,488	77,561
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	62,485	51,899
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	24,358	19,797
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	13,825	12,355
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	35,170	30,358
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	61,819
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	63,105	50,453
	Sprint Capital Corp.	8.750%	3/15/32	4,000	4,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint Corp.	7.875%	9/15/23	141,704	144,011
	Sprint Corp.	7.125%	6/15/24	56,361	57,242
	Sprint Corp.	7.625%	2/15/25	53,661	55,407
	Telecom Italia Capital SA	6.375%	11/15/33	10,545	8,096
	Telecom Italia Capital SA	6.000%	9/30/34	36,250	26,422
	Telecom Italia Capital SA	7.721%	6/4/38	36,020	28,574
[3]	Telecom Italia SpA	5.303%	5/30/24	6,555	6,173
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	96,200	84,063
[3]	Uber Technologies Inc.	8.000%	11/1/26	4,145	4,159
[3]	Uber Technologies Inc.	7.500%	9/15/27	10,000	9,962
[3]	Uber Technologies Inc.	6.250%	1/15/28	10,000	9,601
[3]	Uber Technologies Inc.	4.500%	8/15/29	20,000	17,146
[3]	Univision Communications Inc.	7.375%	6/30/30	315	307
[3]	UPC Broadband Finco BV	4.875%	7/15/31	51,690	42,950
[3]	UPC Holding BV	5.500%	1/15/28	84,310	73,779
[3]	Videotron Ltd.	5.375%	6/15/24	7,848	7,783
[3]	Videotron Ltd.	5.125%	4/15/27	18,240	17,176
[3,5]	Videotron Ltd.	3.625%	6/15/28	97,435	60,345
[3]	Videotron Ltd.	3.625%	6/15/29	61,335	51,434
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	39,382
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	35,807
[3,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	37,010	33,619
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	32,785
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	76,231
[3]	VZ Secured Financing BV	5.000%	1/15/32	58,570	46,987
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	15,402
[3]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	49,798
[3]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	48,554
[3,4]	WP/AP Telecom Holdings IV BV	3.750%	1/15/29	33,365	27,629
[3]	Zayo Group Holdings Inc.	4.000%	3/1/27	4,870	3,761
[3]	Ziggo BV	4.875%	1/15/30	66,840	56,407
					3,736,262
Consumer Discretionary (15.5%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	42,333
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	8,000	7,033
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	38,140
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	109,047
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	14,507	12,961
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	30,213	26,708
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	61,370	50,354
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	19,852
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	26,830	22,063
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	9,388
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	21,659
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	360	308
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	20,184	14,983
	Bath & Body Works Inc.	6.694%	1/15/27	20,412	19,238
	Bath & Body Works Inc.	5.250%	2/1/28	2,500	2,210
[3]	Bath & Body Works Inc.	6.625%	10/1/30	85,550	76,652
	Bath & Body Works Inc.	6.875%	11/1/35	13,940	11,854
	Bath & Body Works Inc.	6.750%	7/1/36	1,860	1,535
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	10,580	8,759
	Boyd Gaming Corp.	4.750%	12/1/27	128,570	117,816
[3]	Boyd Gaming Corp.	4.750%	6/15/31	6,005	5,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Builders Firstsource Inc.	4.250%	2/1/32	42,630	34,116
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	93,325	91,110
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	74,280	72,258
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	46,265	37,023
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	61,787	60,410
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	4,870	4,058
[3]	Carnival Corp.	5.750%	3/1/27	23,970	16,636
[3]	Carnival Corp.	4.000%	8/1/28	105,830	85,391
[3]	Carnival Corp.	6.000%	5/1/29	139,740	92,451
[3]	Carnival Corp.	10.500%	6/1/30	58,180	45,098
	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	13,530	13,721
[3]	CDI Escrow Issuer Inc.	5.750%	4/1/30	24,058	21,713
	Cedar Fair LP	5.250%	7/15/29	51,686	45,472
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	32,005	30,093
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	10,480	10,409
	Century Communities Inc.	6.750%	6/1/27	9,993	9,546
[3]	Century Communities Inc.	3.875%	8/15/29	34,362	27,077
[3]	Churchill Downs Inc.	5.500%	4/1/27	9,740	9,317
[3]	Churchill Downs Inc.	4.750%	1/15/28	11,690	10,355
[3]	Cinemark USA Inc.	8.750%	5/1/25	3,470	3,495
[3]	Cinemark USA Inc.	5.875%	3/15/26	7,325	6,177
[3]	Cinemark USA Inc.	5.250%	7/15/28	47,940	36,791
[3,4]	Cirsa Finance International Sarl	6.250%	12/20/23	24,855	24,473
[3,4]	Cirsa Finance International Sarl	4.500%	3/15/27	7,990	6,525
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	29,965
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	31,745	31,218
	Dana Inc.	5.625%	6/15/28	3,718	3,364
	Dana Inc.	4.500%	2/15/32	4,870	3,707
	Ford Motor Co.	4.346%	12/8/26	17,205	16,015
	Ford Motor Co.	3.250%	2/12/32	139,640	104,860
	Ford Motor Co.	6.100%	8/19/32	34,095	31,239
	Ford Motor Co.	4.750%	1/15/43	24,775	17,291
	Ford Motor Co.	5.291%	12/8/46	8,515	6,303
	Ford Motor Credit Co. LLC	3.087%	1/9/23	25,475	25,355
	Ford Motor Credit Co. LLC	3.096%	5/4/23	11,846	11,694
	Ford Motor Credit Co. LLC	4.375%	8/6/23	210	208
	Ford Motor Credit Co. LLC	3.370%	11/17/23	16,305	15,798
	Ford Motor Credit Co. LLC	4.134%	8/4/25	15,275	14,198
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,070	14,603
	Ford Motor Credit Co. LLC	4.389%	1/8/26	4,800	4,444
	Ford Motor Credit Co. LLC	2.700%	8/10/26	87,840	76,083
	Ford Motor Credit Co. LLC	4.950%	5/28/27	29,165	26,719
	Ford Motor Credit Co. LLC	3.815%	11/2/27	6,000	5,205
	Ford Motor Credit Co. LLC	2.900%	2/16/28	24,300	19,731
	Ford Motor Credit Co. LLC	2.900%	2/10/29	4,800	3,772
	Ford Motor Credit Co. LLC	3.625%	6/17/31	2,955	2,284
[7]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	4.140%	2/15/23	5,100	5,075
[3]	Gap Inc.	3.625%	10/1/29	21,580	15,161
[3]	Gap Inc.	3.875%	10/1/31	36,180	24,965
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	19,915	17,285
	Griffon Corp.	5.750%	3/1/28	11,490	10,527
[3]	Group 1 Automotive Inc.	4.000%	8/15/28	2,504	2,061
[3]	Hanesbrands Inc.	4.625%	5/15/24	21,770	21,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Hanesbrands Inc.	4.875%	5/15/26	93,794	86,087
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	14,611	14,101
[3]	JELD-WEN Inc.	4.625%	12/15/25	5,296	4,404
[3]	KAR Auction Services Inc.	5.125%	6/1/25	18,656	18,005
	KB Home	7.625%	5/15/23	10,871	10,883
	KB Home	4.800%	11/15/29	15,825	12,964
	KB Home	4.000%	6/15/31	43,255	32,779
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	32,810	31,386
[3]	Lithia Motors Inc.	4.625%	12/15/27	69,275	62,459
[3]	Lithia Motors Inc.	4.375%	1/15/31	22,880	18,619
[3]	Masonite International Corp.	3.500%	2/15/30	7,695	6,118
[3]	Mattel Inc.	3.375%	4/1/26	18,470	16,916
[3]	Mattel Inc.	5.875%	12/15/27	76,280	74,158
[3]	Mattel Inc.	3.750%	4/1/29	25,585	22,140
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	15,575	10,919
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/29	18,825	10,297
	MGM Resorts International	6.000%	3/15/23	45,571	45,608
	MGM Resorts International	5.750%	6/15/25	51,486	49,945
[3]	Michaels Cos. Inc.	5.250%	5/1/28	48,585	34,562
[3]	Michaels Cos. Inc.	7.875%	5/1/29	42,725	23,934
[3]	NCL Corp Ltd.	7.750%	2/15/29	20,930	16,687
	Newell Brands Inc.	4.450%	4/1/26	4,166	3,875
	Newell Brands Inc.	6.375%	9/15/27	4,163	4,076
	Newell Brands Inc.	6.625%	9/15/29	9,023	8,818
[3]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	9,800	9,320
[3]	Petsmart Inc.	4.750%	2/15/28	88,961	81,092
[3]	Petsmart Inc.	7.750%	2/15/29	26,610	24,983
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	9,048
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	96,080	78,465
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	14,964
[3]	Royal Caribbean Cruises Ltd.	11.625%	8/15/27	26,350	25,606
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	33,440	25,749
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	45,822	45,677
	Sands China Ltd.	5.625%	8/8/25	13,575	12,008
	Sands China Ltd.	5.900%	8/8/28	17,300	13,631
	Sands China Ltd.	4.875%	6/18/30	5,940	4,233
	Sands China Ltd.	3.750%	8/8/31	17,210	11,289
[3]	Scientific Games International Inc.	7.000%	5/15/28	55,680	53,877
	Service Corp. International	4.625%	12/15/27	20,770	19,300
	Service Corp. International	5.125%	6/1/29	44,190	41,207
	Service Corp. International	3.375%	8/15/30	26,810	21,434
	Service Corp. International	4.000%	5/15/31	65,605	54,630
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	44,836	39,042
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	5,611
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	33,832	28,128
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	5,213	3,925
	Under Armour Inc.	3.250%	6/15/26	56,199	48,307
[3]	William Carter Co.	5.625%	3/15/27	12,968	12,467
[3]	Wolverine World Wide Inc.	4.000%	8/15/29	6,200	4,940
[3]	WW International Inc.	4.500%	4/15/29	4,741	2,631
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	75,561	71,582
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	50,065	43,604
[3]	Wynn Macau Ltd.	5.500%	1/15/26	15,750	10,936
[3]	Wynn Macau Ltd.	5.125%	12/15/29	45,336	26,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.750%	4/15/25	11,203	10,920
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	2,872	2,289
[3]	Yum! Brands Inc.	4.750%	1/15/30	37,170	33,209
	Yum! Brands Inc.	3.625%	3/15/31	78,727	63,206
	Yum! Brands Inc.	4.625%	1/31/32	18,090	15,447
					3,560,852
Consumer Staples (3.0%)
	B&G Foods Inc.	5.250%	4/1/25	60,337	54,811
	B&G Foods Inc.	5.250%	9/15/27	58,175	48,777
[3,4]	Darling Global Finance BV	3.625%	5/15/26	12,945	12,171
[3]	Darling Ingredients Inc.	5.250%	4/15/27	10,305	9,918
[3]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	12,926
[3]	Energizer Holdings Inc.	4.750%	6/15/28	54,462	45,280
[3]	Energizer Holdings Inc.	4.375%	3/31/29	96,935	78,446
[3]	Performance Food Group Inc.	6.875%	5/1/25	6,645	6,624
[3]	Performance Food Group Inc.	5.500%	10/15/27	86,710	82,537
[3]	Performance Food Group Inc.	4.250%	8/1/29	90,104	76,634
[3]	Post Holdings Inc.	5.750%	3/1/27	8,810	8,535
[3]	Post Holdings Inc.	5.625%	1/15/28	86,750	81,171
[3]	Post Holdings Inc.	5.500%	12/15/29	36,090	32,492
[3]	Post Holdings Inc.	4.625%	4/15/30	69,329	58,606
[3]	Post Holdings Inc.	4.500%	9/15/31	62,265	51,492
[3]	United Natural Foods Inc.	6.750%	10/15/28	24,899	24,077
[3]	US Foods Inc.	4.625%	6/1/30	18,913	16,429
					700,926
Energy (10.0%)
	Apache Corp.	4.875%	11/15/27	33,350	30,248
	Apache Corp.	4.375%	10/15/28	2,625	2,356
	Apache Corp.	4.250%	1/15/30	28,350	25,182
	Apache Corp.	5.100%	9/1/40	46,858	37,938
	Apache Corp.	5.250%	2/1/42	10,349	8,301
	Apache Corp.	4.250%	1/15/44	1,011	717
	Apache Corp.	5.350%	7/1/49	29,562	23,066
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	9,330	9,235
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,409
[3]	Buckeye Partners LP	4.125%	3/1/25	38,844	36,583
	Buckeye Partners LP	3.950%	12/1/26	21,628	18,962
	Buckeye Partners LP	4.125%	12/1/27	23,220	20,141
[3]	Buckeye Partners LP	4.500%	3/1/28	88,628	77,092
	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	34,128
	Cheniere Energy Partners LP	4.000%	3/1/31	18,200	15,358
	CNX Resources Corp.	7.375%	1/15/31	13,525	13,427
[3]	Colgate Energy Partners III LLC	5.875%	7/1/29	8,864	8,272
	Continental Resources Inc.	4.375%	1/15/28	34,925	31,283
[3]	Continental Resources Inc.	5.750%	1/15/31	48,530	44,157
	Continental Resources Inc.	4.900%	6/1/44	82,859	59,025
	DCP Midstream Operating LP	3.875%	3/15/23	4,575	4,548
	DCP Midstream Operating LP	5.125%	5/15/29	8,190	7,681
[3]	DT Midstream Inc.	4.125%	6/15/29	90,794	78,466
[3]	DT Midstream Inc.	4.375%	6/15/31	121,695	102,534
[3]	Earthstone Energy Holdings LLC	8.000%	4/15/27	22,995	21,750
	Enerflex Ltd.	9.000%	10/15/27	35,885	34,906
[3]	EnLink Midstream LLC	5.625%	1/15/28	27,875	26,706
	EnLink Midstream LLC	5.375%	6/1/29	28,150	25,979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	EnLink Midstream LLC	6.500%	9/1/30	15,865	15,585
	EnLink Midstream Partners LP	4.150%	6/1/25	11,344	10,675
	EnLink Midstream Partners LP	4.850%	7/15/26	23,854	22,446
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	22,390
	EnLink Midstream Partners LP	5.450%	6/1/47	25,380	19,288
	EQM Midstream Partners LP	4.000%	8/1/24	8,934	8,457
[3]	EQM Midstream Partners LP	6.000%	7/1/25	56,531	54,794
	EQM Midstream Partners LP	4.125%	12/1/26	4,000	3,545
[3]	EQM Midstream Partners LP	7.500%	6/1/27	3,760	3,720
[3]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	59,534
	EQM Midstream Partners LP	5.500%	7/15/28	30,727	27,500
[3]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	29,021
[3]	EQM Midstream Partners LP	7.500%	6/1/30	3,860	3,756
[3]	EQM Midstream Partners LP	4.750%	1/15/31	90,662	75,743
	EQT Corp.	6.125%	2/1/25	4,855	4,859
[3]	Hess Midstream Operations LP	4.250%	2/15/30	2,680	2,291
	Occidental Petroleum Corp.	3.400%	4/15/26	3,625	3,431
	Occidental Petroleum Corp.	3.200%	8/15/26	3,125	2,916
	Occidental Petroleum Corp.	3.000%	2/15/27	9,320	8,435
	Occidental Petroleum Corp.	6.375%	9/1/28	13,956	14,141
	Occidental Petroleum Corp.	8.875%	7/15/30	1,950	2,230
	Occidental Petroleum Corp.	6.625%	9/1/30	5,670	5,901
	Occidental Petroleum Corp.	6.125%	1/1/31	45,586	45,759
	Occidental Petroleum Corp.	6.450%	9/15/36	11,560	11,480
	Occidental Petroleum Corp.	6.600%	3/15/46	23,722	23,380
	Occidental Petroleum Corp.	4.400%	4/15/46	8,420	6,896
	Ovintiv Inc.	7.200%	11/1/31	2,757	2,813
	Ovintiv Inc.	7.375%	11/1/31	43,158	44,747
	Ovintiv Inc.	6.500%	8/15/34	25,560	24,771
	Ovintiv Inc.	6.500%	2/1/38	23,025	21,903
	Range Resources Corp.	5.000%	3/15/23	13,300	13,272
	Range Resources Corp.	8.250%	1/15/29	14,335	14,869
[3]	Range Resources Corp.	4.750%	2/15/30	48,121	42,550
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,564
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	2,742
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	10,758	9,520
	SM Energy Co.	6.750%	9/15/26	13,030	12,914
	SM Energy Co.	6.625%	1/15/27	1,295	1,268
	SM Energy Co.	6.500%	7/15/28	1,300	1,266
	Southwestern Energy Co.	5.375%	2/1/29	25,600	23,840
	Southwestern Energy Co.	5.375%	3/15/30	65,650	60,951
	Southwestern Energy Co.	4.750%	2/1/32	18,190	15,766
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	68,833
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	10,817
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	28,443
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	51,930	44,224
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	32,470	32,385
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	48,850	43,169
[3,8]	Transocean Guardian Ltd.	5.875%	1/15/24	31,738	30,891
[3,8]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	12,012	11,942
[3,8]	Transocean Pontus Ltd.	6.125%	8/1/25	23,068	22,135
[3,8]	Transocean Proteus Ltd.	6.250%	12/1/24	15,567	15,203
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	62,200	53,812
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	71,420	61,059
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	79,365	63,697
[3]	Vine Energy Holdings LLC	6.750%	4/15/29	290	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Weatherford International Ltd.	8.625%	4/30/30	25,000	23,567
	Western Midstream Operating LP	3.350%	2/1/25	15,585	14,814
	Western Midstream Operating LP	3.950%	6/1/25	11,570	10,993
	Western Midstream Operating LP	4.650%	7/1/26	39,380	37,229
	Western Midstream Operating LP	4.500%	3/1/28	3,250	2,983
	Western Midstream Operating LP	4.750%	8/15/28	12,165	11,246
	Western Midstream Operating LP	4.300%	2/1/30	3,580	3,147
	Western Midstream Operating LP	5.450%	4/1/44	21,255	17,207
	Western Midstream Operating LP	5.300%	3/1/48	53,203	42,530
	Western Midstream Operating LP	5.500%	2/1/50	63,863	50,163
					2,295,153
Financials (6.3%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	117,200	95,768
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	134,805	123,100
	Aircastle Ltd.	4.125%	5/1/24	6,795	6,478
[3]	AmWINS Group Inc.	4.875%	6/30/29	6,822	5,913
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	49,130
[3]	Burford Capital Global Finance LLC	6.875%	4/15/30	12,580	10,976
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	16,230	13,947
	Credit Acceptance Corp.	6.625%	3/15/26	1,850	1,751
	Credit Suisse Group AG	6.250%	12/29/49	185,595	155,663
[3]	Enact Holdings Inc.	6.500%	8/15/25	65,635	64,683
[3]	FirstCash Inc.	4.625%	9/1/28	12,375	10,724
[3]	FirstCash Inc.	5.625%	1/1/30	9,125	8,166
[3]	Freedom Mortgage Corp.	8.250%	4/15/25	15,473	13,320
[3]	goeasy Ltd.	4.375%	5/1/26	29,748	25,789
[3]	HUB International Ltd.	5.625%	12/1/29	23,029	19,793
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	27,090	25,864
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	68,100	61,946
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	12,429
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	21,410	17,114
	MGIC Investment Corp.	5.250%	8/15/28	14,730	13,363
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	115,590	87,378
	Navient Corp.	5.500%	1/25/23	43,440	43,445
	Navient Corp.	7.250%	9/25/23	5,589	5,595
	Navient Corp.	6.125%	3/25/24	6,200	6,097
	Navient Corp.	5.875%	10/25/24	3,725	3,623
	Navient Corp.	6.750%	6/15/26	910	859
	Navient Corp.	4.875%	3/15/28	9,301	7,418
	Navient Corp.	5.500%	3/15/29	76,110	60,663
	Navient Corp.	5.625%	8/1/33	6,576	4,645
	OneMain Finance Corp.	8.250%	10/1/23	12,466	12,654
	OneMain Finance Corp.	6.125%	3/15/24	27,155	26,536
	OneMain Finance Corp.	7.125%	3/15/26	107,791	103,773
	OneMain Finance Corp.	3.500%	1/15/27	20,735	17,077
	OneMain Finance Corp.	3.875%	9/15/28	48,680	38,009
	OneMain Finance Corp.	4.000%	9/15/30	38,160	28,775
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	9,370	9,161
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	35,224
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	50,235	38,053
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	5,855	4,450
	Radian Group Inc.	4.500%	10/1/24	73,175	69,665
	Radian Group Inc.	6.625%	3/15/25	6,200	6,122
	Radian Group Inc.	4.875%	3/15/27	36,000	31,857
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,945	1,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	4,870	3,774
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	12,180	9,070
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	975	681
	SLM Corp.	3.125%	11/2/26	10,475	9,186
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	17,200	15,547
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	24,350	19,951
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	9,660	7,329
					1,444,164
Health Care (8.7%)
[3]	180 Medical Inc.	3.875%	10/15/29	2,980	2,519
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	42,085	39,044
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	23,232	20,930
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	67,060	61,507
[3]	Avantor Funding Inc.	4.625%	7/15/28	88,810	80,223
[3]	Avantor Funding Inc.	3.875%	11/1/29	4,230	3,571
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	41,480
[3,4]	CAB SELAS	3.375%	2/1/28	43,453	33,344
[4]	CAB SELAS	3.375%	2/1/28	34,950	26,819
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	20,006
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	37,768
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	12,215	10,001
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	38,905	31,419
	Centene Corp.	4.250%	12/15/27	60,915	56,195
	Centene Corp.	2.450%	7/15/28	26,420	21,731
	Centene Corp.	4.625%	12/15/29	41,455	37,510
	Centene Corp.	3.000%	10/15/30	18,435	14,802
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	43,614	39,674
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	24,860	21,516
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	24,970	21,013
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	73,925	58,943
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	13,260	9,882
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	27,465	19,024
[3]	CHS/Community Health Systems, Inc.	8.000%	12/15/27	2,925	2,365
[3]	DaVita Inc.	3.750%	2/15/31	41,280	29,953
[3]	Grifols Escrow Issuer SA	4.750%	10/15/28	14,355	11,225
[3,4]	Grifols SA	1.625%	2/15/25	27,965	25,126
[3,4]	Grifols SA	2.250%	11/15/27	42,955	34,792
	HCA Inc.	7.690%	6/15/25	2,785	2,873
	HCA Inc.	5.875%	2/15/26	39,820	39,481
	HCA Inc.	5.875%	2/1/29	24,195	23,635
	HCA Inc.	3.500%	9/1/30	99,655	82,447
[3]	Hologic Inc.	3.250%	2/15/29	48,275	41,040
[3]	IQVIA Inc.	5.000%	10/15/26	46,310	44,271
[3]	IQVIA Inc.	5.000%	5/15/27	97,192	92,561
[3,4]	IQVIA Inc.	2.250%	1/15/28	41,670	35,470
[3,4]	IQVIA Inc.	2.875%	6/15/28	61,595	53,310
[3]	Jazz Securities DAC	4.375%	1/15/29	68,260	60,546
[3]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	173,060	141,355
[3]	Mozart Debt Merger Sub Inc.	5.250%	10/1/29	92,671	72,235
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	111,802	98,404
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	46,345	39,350
[3]	Owens & Minor Inc.	4.500%	3/31/29	5,650	4,389
[3]	Owens & Minor Inc.	6.625%	4/1/30	43,433	36,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Prestige Brands Inc.	3.750%	4/1/31	5,398	4,344
[3]	Teleflex Inc.	4.250%	6/1/28	34,312	31,047
	Tenet Healthcare Corp.	4.625%	7/15/24	3,978	3,877
[3]	Tenet Healthcare Corp.	4.625%	9/1/24	27,250	26,538
[3]	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	8,441
[3]	Tenet Healthcare Corp.	5.125%	11/1/27	1,865	1,709
[3]	Tenet Healthcare Corp.	4.625%	6/15/28	14,205	12,520
[3]	Tenet Healthcare Corp.	6.125%	10/1/28	37,195	32,249
[3]	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	8,766
[3]	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	23,512
[3]	Tenet Healthcare Corp.	6.125%	6/15/30	63,975	59,487
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,570	4,533
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	58,280	49,202
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	7,806
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	43,910	41,405
					1,995,444
Industrials (7.4%)
[3]	Air Canada	3.875%	8/15/26	45,780	40,491
[3]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,182
[3]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,172
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	26,310	25,074
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	50,655	46,096
[3]	APX Group Inc.	5.750%	7/15/29	13,665	10,783
[3]	Aramark Services Inc.	5.000%	4/1/25	50,305	48,869
[3]	Aramark Services Inc.	6.375%	5/1/25	12,470	12,345
[3]	Aramark Services Inc.	5.000%	2/1/28	45,642	41,608
[3]	BWX Technologies Inc.	4.125%	6/30/28	29,906	26,395
[3]	BWX Technologies Inc.	4.125%	4/15/29	53,005	45,864
[3]	Clean Harbors Inc.	4.875%	7/15/27	47,390	44,631
[3]	Clean Harbors Inc.	5.125%	7/15/29	25,851	23,974
[3]	Covanta Holding Corp.	4.875%	12/1/29	25,775	22,022
	Delta Air Lines Inc.	3.750%	10/28/29	7,545	6,235
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	92,762	75,482
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	10,304	9,903
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	76,960	71,003
[3]	Herc Holdings Inc.	5.500%	7/15/27	202,592	191,697
	Howmet Aerospace Inc.	3.000%	1/15/29	935	778
[3,4]	Loxam SAS	4.250%	4/15/24	5,520	5,331
[4]	Loxam SAS	2.875%	4/15/26	19,380	16,425
[4]	Loxam SAS	3.750%	7/15/26	18,395	15,784
[3]	Moog Inc.	4.250%	12/15/27	6,260	5,602
[3]	Mueller Water Products Inc.	4.000%	6/15/29	6,225	5,407
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	27,330	23,425
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	34,995	27,300
[3]	Rolls-Royce plc	3.625%	10/14/25	22,145	19,547
[3]	Rolls-Royce plc	5.750%	10/15/27	43,470	39,358
[3]	Sensata Technologies BV	5.625%	11/1/24	13,135	13,057
[3]	Sensata Technologies BV	5.000%	10/1/25	52,750	51,323
[3]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	10,986
[3]	Sensata Technologies Inc.	3.750%	2/15/31	60,153	47,888
[3]	Spirit AeroSystems Inc.	5.500%	1/15/25	24,250	23,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Spirit AeroSystems Inc.	7.500%	4/15/25	27,424	26,708
	Spirit AeroSystems Inc.	3.850%	6/15/26	3,185	2,848
	Spirit AeroSystems Inc.	4.600%	6/15/28	14,672	10,516
[3]	Stericycle Inc.	3.875%	1/15/29	5,225	4,538
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	20,249	16,874
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	31,679
[3]	TransDigm Inc.	6.250%	3/15/26	80,850	79,727
	TransDigm Inc.	5.500%	11/15/27	23,820	21,633
	TransDigm Inc.	4.625%	1/15/29	97,941	83,473
	TransDigm Inc.	4.875%	5/1/29	16,188	13,786
	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	13,120	12,631
[3]	United Airlines Inc.	4.375%	4/15/26	41,996	38,424
[3]	United Airlines Inc.	4.625%	4/15/29	50,975	43,763
	United Rentals North America Inc.	5.500%	5/15/27	27,616	26,955
	United Rentals North America Inc.	4.875%	1/15/28	75,991	70,672
	United Rentals North America Inc.	5.250%	1/15/30	20,050	18,592
	United Rentals North America Inc.	4.000%	7/15/30	50,560	43,141
	United Rentals North America Inc.	3.875%	2/15/31	48,454	40,171
	United Rentals North America Inc.	3.750%	1/15/32	56,825	45,970
[3]	WESCO Distribution Inc.	7.125%	6/15/25	10,000	10,100
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	16,235	14,696
					1,708,432
Materials (7.2%)
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	8,885	8,586
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	42,625	35,033
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	61,925	53,271
[3,6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	4,093
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	23,258	16,349
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	58,517	41,919
[3]	Avient Corp.	7.125%	8/1/30	48,760	46,660
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	60,809	50,218
[4]	Ball Corp.	1.500%	3/15/27	68,205	58,054
	Ball Corp.	3.125%	9/15/31	975	748
[3]	Berry Global Inc.	4.500%	2/15/26	36,204	33,877
[3]	Berry Global Inc.	4.875%	7/15/26	43,380	40,814
[3]	Berry Global Inc.	5.625%	7/15/27	7,055	6,698
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	4,800	3,812
	Cemex SAB de CV	7.375%	6/5/27	11,035	10,911
[3]	Cemex SAB de CV	5.450%	11/19/29	1,250	1,094
	Cemex SAB de CV	5.450%	11/19/29	11,710	10,253
[3]	Cheever Escrow Issuer LLC	7.125%	10/1/27	5,760	5,279
	Chemours Co.	5.375%	5/15/27	31,740	28,410
[3]	Chemours Co.	5.750%	11/15/28	4,885	4,151
[3]	Chemours Co.	4.625%	11/15/29	44,740	34,864
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	24,725	23,455
	Commercial Metals Co.	4.125%	1/15/30	8,740	7,397
	Commercial Metals Co.	3.875%	2/15/31	2,885	2,336
	Commercial Metals Co.	4.375%	3/15/32	23,910	19,485
[3]	Constellium SE	5.875%	2/15/26	19,025	17,699
[3]	Constellium SE	5.625%	6/15/28	25,079	22,050
[3]	Constellium SE	3.750%	4/15/29	49,410	38,741
[3]	Crown Americas LLC	5.250%	4/1/30	50,190	45,957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	10,184	9,444
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	12,455	11,936
[3,4]	Crown European Holdings SA	2.875%	2/1/26	31,200	28,253
[3]	Diamond BC BV	4.625%	10/1/29	8,520	6,248
[3]	Element Solutions Inc.	3.875%	9/1/28	9,127	7,754
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	18,972
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	44,053	35,019
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	18,806
	Graphic Packaging International LLC	4.125%	8/15/24	23,440	22,751
[3]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,261
[3]	Graphic Packaging International LLC	3.500%	3/15/28	74,555	64,578
[3]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	9,093
[3]	Graphic Packaging International LLC	3.750%	2/1/30	11,185	9,613
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	19,436	16,089
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	2,925	2,559
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	5,029	3,949
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	53,944	48,204
[3]	Novelis Corp.	3.250%	11/15/26	28,360	24,971
[3]	Novelis Corp.	4.750%	1/30/30	51,958	44,198
[3]	Novelis Corp.	3.875%	8/15/31	37,020	28,710
[3]	OCI NV	4.625%	10/15/25	22,514	20,977
	Olin Corp.	5.125%	9/15/27	10,425	9,774
	Olin Corp.	5.625%	8/1/29	5,250	4,935
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	8,639	7,089
[3]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	21,118	21,054
[3]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	27,492
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	39,778
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	42,690	40,824
[3]	Sealed Air Corp.	4.000%	12/1/27	10,803	9,684
	Silgan Holdings Inc.	4.125%	2/1/28	8,800	8,060
[4]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	34,501
[3]	SPCM SA	3.125%	3/15/27	11,730	10,250
[3]	Standard Industries Inc.	5.000%	2/15/27	14,735	13,468
[3]	Standard Industries Inc.	4.750%	1/15/28	31,779	27,852
[3]	Standard Industries Inc.	4.375%	7/15/30	77,481	62,739
[3]	Standard Industries Inc.	3.375%	1/15/31	108,925	81,637
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	14,242
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	59,455	54,664
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	1,178	1,118
[3]	Tronox Inc.	4.625%	3/15/29	90,800	70,475
					1,651,235
Real Estate (1.3%)
[3]	Iron Mountain Inc.	4.875%	9/15/27	18,495	17,064
[3]	Iron Mountain Inc.	5.250%	3/15/28	910	837
[3]	Iron Mountain Inc.	4.875%	9/15/29	58,106	50,076
[3]	Iron Mountain Inc.	5.250%	7/15/30	24,970	21,656
[3]	Iron Mountain Inc.	4.500%	2/15/31	2,355	1,921
[3]	Iron Mountain Inc.	5.625%	7/15/32	7,825	6,736
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	354
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	14,020	11,201
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	1,950	1,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	4.875%	5/15/29	5,980	5,111
	Service Properties Trust	4.500%	3/15/25	982	868
	Service Properties Trust	7.500%	9/15/25	2,983	2,908
	Service Properties Trust	5.250%	2/15/26	4,125	3,568
	Service Properties Trust	4.750%	10/1/26	17,187	14,019
	Service Properties Trust	5.500%	12/15/27	23,774	20,480
	Service Properties Trust	3.950%	1/15/28	11,260	8,277
	Service Properties Trust	4.375%	2/15/30	7,676	5,472
[3]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	8,290	8,214
[3]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	5,000	4,943
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	87,348	79,532
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	13,799
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	14,375	12,590
					290,974
Technology (8.6%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	51,266	44,586
	Block Inc.	2.750%	6/1/26	42,037	37,619
	Block Inc.	3.500%	6/1/31	4,725	3,804
[3]	Booz Allen Hamilton Inc.	3.875%	9/1/28	14,995	13,214
[3]	Booz Allen Hamilton Inc.	4.000%	7/1/29	15,535	13,563
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	18,435	17,527
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	61,474	54,249
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	66,684	54,665
[3]	CommScope Inc.	8.250%	3/1/27	4,900	4,360
[3]	Condor Merger Sub Inc.	7.375%	2/15/30	28,962	23,992
[3]	Entegris Escrow Corp.	4.750%	4/15/29	34,590	30,887
[3]	Entegris Inc.	4.375%	4/15/28	67,165	59,040
[3]	Entegris Inc.	3.625%	5/1/29	20,155	16,478
[3]	Fair Isaac Corp.	4.000%	6/15/28	32,367	29,273
[3]	Gartner Inc.	3.625%	6/15/29	12,435	10,716
[3]	Gartner Inc.	3.750%	10/1/30	38,129	32,244
[3]	II-VI Inc.	5.000%	12/15/29	61,155	52,384
[3]	Imola Merger Corp.	4.750%	5/15/29	255,630	221,676
[3]	Minerva Merger Sub Inc.	6.500%	2/15/30	73,023	56,977
[3]	MSCI Inc.	4.000%	11/15/29	55,270	47,990
[3]	MSCI Inc.	3.625%	9/1/30	10,965	9,160
[3]	MSCI Inc.	3.625%	11/1/31	1,365	1,125
	Nokia of America Corp.	6.500%	1/15/28	56,315	53,246
	Nokia of America Corp.	6.450%	3/15/29	88,747	83,385
	Nokia OYJ	4.375%	6/12/27	48,005	44,172
	Nokia OYJ	6.625%	5/15/39	107,719	98,279
[3]	NortonLifeLock Inc.	5.000%	4/15/25	120,085	116,753
[3]	Open Text Corp.	3.875%	2/15/28	74,657	64,053
[3]	Open Text Corp.	3.875%	12/1/29	38,015	30,130
[3]	Open Text Holdings Inc.	4.125%	2/15/30	68,120	54,233
[3]	Open Text Holdings Inc.	4.125%	12/1/31	34,880	26,337
[3]	Picard Midco Inc.	6.500%	3/31/29	15,460	13,413
[3]	Presidio Holdings Inc.	4.875%	2/1/27	107,432	99,144
[3]	Presidio Holdings Inc.	8.250%	2/1/28	38,445	34,252
[3]	PTC Inc.	3.625%	2/15/25	11,150	10,637
[3]	PTC Inc.	4.000%	2/15/28	12,620	11,512
	Qorvo Inc.	4.375%	10/15/29	48,875	41,785
[3]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	137,288
	Western Digital Corp.	4.750%	2/15/26	63,443	58,616
	Xerox Corp.	4.625%	3/15/23	43,556	43,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xerox Corp.	4.800%	3/1/35	25,013	15,317
	Xerox Corp.	6.750%	12/15/39	35,023	26,085
[3]	Xerox Holdings Corp.	5.000%	8/15/25	3,195	2,889
[3]	Xerox Holdings Corp.	5.500%	8/15/28	97,830	77,257
					1,977,639
Utilities (1.9%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	45,906
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	31,676	30,298
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	44,080
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	34,064	31,444
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	17,374
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	81,950	68,207
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	16,020	12,721
	FirstEnergy Corp.	4.400%	7/15/27	17,185	16,098
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	33,229	32,234
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,321
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	97,062
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	19,334	18,010
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	10,897
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	3,555	3,388
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	2,108	1,807
					432,847
Total Corporate Bonds (Cost $22,527,444)					19,793,928
Floating Rate Loan Interests (4.1%)
[7]	APX Group Inc. Term Loan B, 3M USD LIBOR + 3.250%	6.730%–6.924%	7/10/28	13,347	12,238
[7]	APX Group Inc. Term Loan B, Prime + 2.250%	8.500%	7/10/28	30	28
[7]	Asurion LLC 2nd Lien Term Loan B-4, 1M USD LIBOR + 5.250%	9.004%	1/20/29	10,225	7,113
[7]	Asurion LLC Term Loan B-7, 1M USD LIBOR + 3.000%	6.754%	11/3/24	37,189	35,121
[7]	Asurion LLC Term Loan B-8, 1M USD LIBOR + 3.250%	7.004%	12/23/26	15,057	13,396
[7]	Asurion LLC Term Loan B-9, 1M USD LIBOR + 3.250%	7.004%	7/31/27	37,058	32,580
[7]	Athenahealth Inc. Term Loan B, TSFR1M + 3.500%	6.967%	2/15/29	34,143	31,006
[7]	Axalta Coating Systems US Holdings Inc. Term Loan B-3, 3M USD LIBOR + 1.750%	5.424%	6/1/24	4,825	4,765
[7]	Brown Group Holding LLC Term Loan B, 1M USD LIBOR + 2.500%	6.254%	6/7/28	36,359	35,268
[7]	Chamberlain Group Inc. Term Loan B, 1M USD LIBOR + 3.500%	7.254%	11/3/28	18,749	16,983
[7]	Clarios Global LP Term Loan B, 1M USD LIBOR + 3.250%	7.004%	4/30/26	43,265	42,012
[7]	CommScope Inc. Term Loan B, 1M USD LIBOR + 3.625%	6.990%	4/6/26	21,430	20,401
[7]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	8.754%	8/2/27	28,240	26,793
[7]	Dun & Bradstreet Corp. Term Loan, 3M USD LIBOR + 3.250%	6.846%	2/6/26	104,920	103,084
[7]	Great Outdoors Group LLC Term Loan B-1, 1M USD LIBOR + 3.750%	7.504%	3/6/28	15,092	14,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Hilton Worldwide Finance LLC Term Loan B-2, 1M USD LIBOR + 1.750%	5.336%	6/22/26	4,870	4,781
[7]	HUB International Ltd. Term Loan B, 3M USD LIBOR + 3.250%	7.232%–7.528%	4/25/25	35,302	34,617
[7]	IRB Holding Corp. Term Loan B, TSFR1M + 3.000%	6.208%	12/15/27	93,805	90,835
[7]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	6.870%	3/1/29	47,560	43,260
[7]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	7.004%	10/23/28	92,062	84,467
[7]	Mileage Plus Holdings LLC Term Loan B, 1M USD LIBOR + 6.250%	9.054%	6/21/27	30,943	31,555
[7]	NorthRiver Midstream Finance LP Term Loan B, 3M USD LIBOR + 3.250%	6.924%	10/1/25	22,752	22,382
[7]	Owens & Minor Inc. Term Loan B, TSFR1M + 3.750%	7.831%	3/29/29	12,676	12,391
[7]	Peraton Corp. Term Loan B, 1M USD LIBOR + 3.750%	7.504%	2/1/28	16,647	15,999
[7]	SBA Senior Finance II LLC. Term Loan B, 1M USD LIBOR + 1.750%	5.510%	4/11/25	28,721	28,426
[7]	SkyMiles IP Ltd. Term Loan B, 3M USD LIBOR + 3.750%	7.993%	10/20/27	62,079	62,562
[7]	Spirit AeroSystems Inc. Term Loan B, 1M USD LIBOR + 4.250%	7.193%	1/15/25	3,705	3,668
[7]	SS&C European Holdings Sarl Term Loan B-4, 1M USD LIBOR + 1.750%	5.504%	4/16/25	10,380	10,140
[7]	SS&C Technologies Inc. Term Loan B-3, 1M USD LIBOR + 1.750%	5.504%	4/16/25	12,786	12,491
[7]	SS&C Technologies Inc. Term Loan B-5, 1M USD LIBOR + 1.750%	5.504%	4/16/25	18,024	17,593
[7]	TIBCO Software Inc. Term Loan B, TSFR3M + 4.500%	8.153%	3/30/29	13,655	12,431
[7]	Trans Union LLC Term Loan B-6, 1M USD LIBOR + 2.250%	6.004%	12/1/28	57,747	56,792
[7]	Zayo Group Holdings Inc. Term Loan, 1M USD LIBOR + 3.148%	6.804%	3/9/27	2,925	2,362
Total Floating Rate Loan Interests (Cost $979,686)					941,720
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (1.3%)
[9]	Vanguard Market Liquidity Fund	3.117%		2,999,689	299,909
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.3%)
	Bank of America Securities, LLC (Dated 10/31/22, Repurchase Value $4,700,000, collateralized by Federal Farm Credit Bank 2.650%–3.710%, 2/2/43–8/3/46, with a value of $4,794,000)	3.050%	11/1/22	4,700	4,700
	Credit Agricole Securities (Dated 10/31/22, Repurchase Value $164,714,000, collateralized by U.S. Treasury Note/Bond 2.750%–3.000%, 8/15/47–8/15/48, with a value of $167,994,000)	2.980%	11/1/22	164,700	164,700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JP Morgan Securities LLC (Dated 10/31/22, Repurchase Value $78,907,000, collateralized by U.S. Treasury Note/Bond 1.250%–1.750%, 12/31/24–3/31/28, with a value of $80,478,000)	2.990%	11/1/22	78,900	78,900
RBC Capital Markets LLC (Dated 10/31/22, Repurchase Value $133,111,000, collateralized by Fannie Mae 4.500%, 6/1/52, U.S. Treasury Inflation Indexed Note/Bond 3.966%–4.026%, 1/31/24–4/30/24, and U.S. Treasury Bill 0.000%, 12/1/22–7/13/23, with a value of $135,762,000)	3.000%	11/1/22	133,100	133,100
TD Securities (USA) LLC (Dated 10/31/22, Repurchase Value $140,012,000, collateralized by Freddie Mac 5.000%, 7/1/52, with a value of $142,800,000)	3.020%	11/1/22	140,000	140,000
				521,400
Total Temporary Cash Investments (Cost $821,295)				821,309
Total Investments (99.0%) (Cost $25,551,926)				22,758,280
Other Assets and Liabilities—Net (1.0%)				224,714
Net Assets (100%)				22,982,994
Cost is in $000.
1	Securities with a value of $62,472,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $4,493,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $13,406,301,000, representing 58.3% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Face amount denominated in British pounds.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc.	5,801	5,235	—	(566)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	1,627	332,531	(3,601)
5-Year U.S. Treasury Note	December 2022	2,069	220,542	(2,005)
10-Year U.S. Treasury Note	December 2022	102	11,281	(75)
Long U.S. Treasury Bond	December 2022	27	3,254	(115)
Ultra Long U.S. Treasury Bond	December 2022	2	255	—
				(5,796)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2022	(1,712)	(189,337)	5,717
Ultra 10-Year U.S. Treasury Note	December 2022	(950)	(110,185)	7,108
Ultra Long U.S. Treasury Bond	December 2022	(49)	(6,255)	315
				13,140
				7,344

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	11/30/22	USD	71,594	CAD	97,435	62	—
UBS AG	11/30/22	USD	704,172	EUR	712,523	—	(1,478)
Barclays Bank plc	11/30/22	USD	47,514	GBP	41,913	—	(591)
						62	(2,069)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S38-V2	6/22/27	USD	49,518	5.000	716	1,407
CDX-NA-HY-S39-V1	12/21/27	USD	503,900	5.000	(389)	15,730
					327	17,137
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,201,323	—	1,201,323
Corporate Bonds	—	19,793,928	—	19,793,928
Floating Rate Loan Interests	—	941,720	—	941,720
Temporary Cash Investments	299,909	521,400	—	821,309
Total	299,909	22,458,371	—	22,758,280
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	566	—	566
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,140	—	—	13,140
Forward Currency Contracts	—	62	—	62
Swap Contracts	17,137[1]	—	—	17,137
Total	30,277	62	—	30,339
Liabilities
Futures Contracts[1]	5,796	—	—	5,796
Forward Currency Contracts	—	2,069	—	2,069
Total	5,796	2,069	—	7,865
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.